Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment owned by Sanofi is comprised of the following items:

(€ million)	Land	Buildings	Machinery and equipment	Fixtures, fittings and other	Property, plant and equipment in process	Total
Gross value at January 1, 2019	283	6,883	10,468	2,579	2,484	22,697
Acquisitions and other increases	—	10	50	56	1,145	1,261
Disposals and other decreases	(3)	(42)	(148)	(114)	(12)	(319)
Currency translation differences	6	80	64	17	33	200
Transfers(a)	(31)	351	619	49	(1,259)	(271)
Gross value at December 31, 2019	255	7,282	11,053	2,587	2,391	23,568
Changes in scope of consolidation	—	6	3	1	—	10
Acquisitions and other increases	—	16	40	46	1,208	1,310
Disposals and other decreases	(11)	(173)	(177)	(123)	(3)	(487)
Currency translation differences	(13)	(264)	(276)	(67)	(91)	(711)
Transfers(a)	5	(39)	484	80	(1,051)	(521)
Gross value at December 31, 2020	236	6,828	11,127	2,524	2,454	23,169
Changes in scope of consolidation	—	11	15	2	2	30
Acquisitions and other increases	—	10	51	39	1,404	1,504
Disposals and other decreases	(3)	(75)	(153)	(80)	(3)	(314)
Currency translation differences	6	169	155	34	79	443
Transfers(a)	1	227	453	136	(839)	(22)
Gross value at December 31, 2021	240	7,170	11,648	2,655	3,097	24,810
Accumulated depreciation & impairment at January 1, 2019	(19)	(3,796)	(7,230)	(1,914)	(87)	(13,046)
Depreciation expense	—	(357)	(586)	(194)	—	(1,137)
Impairment losses, net of reversals	(4)	(33)	(4)	(2)	(55)	(98)
Disposals and other decreases	2	54	140	106	11	313
Currency translation differences	—	(40)	(40)	(12)	—	(92)
Transfers(a)	10	107	60	32	—	209
Accumulated depreciation & impairment at December 31, 2019	(11)	(4,065)	(7,660)	(1,984)	(131)	(13,851)
Depreciation expense	—	(356)	(605)	(182)	—	(1,143)
Impairment losses, net of reversals	—	(24)	(12)	(7)	—	(43)
Disposals and other decreases	1	168	166	117	8	460
Currency translation differences	—	127	169	49	—	345
Transfers(a)	—	252	150	26	—	428
Accumulated depreciation & impairment at December 31, 2020	(10)	(3,898)	(7,792)	(1,981)	(123)	(13,804)
Depreciation expense	—	(306)	(592)	(167)	—	(1,065)
Impairment losses, net of reversals	—	(3)	(22)	(2)	(12)	(39)
Disposals and other decreases	—	74	149	75	1	299
Currency translation differences	—	(80)	(99)	(29)	—	(208)
Transfers(a)	1	23	16	(11)	6	35
Accumulated depreciation & impairment at December 31, 2021	(9)	(4,190)	(8,340)	(2,115)	(128)	(14,782)
Carrying amount at December 31, 2019	244	3,217	3,393	603	2,260	9,717
Carrying amount at December 31, 2020	226	2,930	3,335	543	2,331	9,365
Carrying amount at December 31, 2021	231	2,980	3,308	540	2,969	10,028
(a) This line mainly comprises property, plant and equipment in process brought into service during the period, but also includes the effect of the reclassification of assets to Assets held for sale or exchange, and for 2019 the reclassification of assets held under finance leases to Right-of-use assets on first-time application of IFRS 16.

Summary of Acquisitions and Capitalized Interest by Operating Segment
The table below sets forth acquisitions and capitalized interest by operating segment for the years ended December 31, 2021, 2020 and 2019:

(€ million)	2021	2020	2019
Acquisitions	1,504	1,310	1,261
Pharmaceuticals	1,007	831	846
Industrial facilities	534	634	682
Research sites	277	152	87
Other	199	45	77
Vaccines	421	384	405
Consumer Healthcare	73	95	10
Capitalized interest	14	11	14

Summary of Off Balance Sheet Commitments Relating to Property, Plant and Equipment
Off balance sheet commitments relating to property, plant and equipment as of December 31, 2021, 2020 and 2019 are set forth below:

(€ million)	2021	2020	2019
Firm orders of property, plant and equipment	769	708	398
Property, plant and equipment pledged as security for liabilities	9	—	107

Summary of Impairment Losses Recognised in Property, Plant and Equipment	The table below sets forth the net impairment losses recognized in each of the last three financial periods:

(€ million)	2021	2020	2019
Net impairment losses on property, plant and equipment	39	43	98

Summary of Property, Plant and Equipment Leased
Right-of-use assets relating to property, plant and equipment leased by Sanofi are analyzed in the table below:

(€ million)	Right-of-use assets
Gross value at January 1, 2019	1,439
Acquisitions and other increases	157
Disposals and other decreases	(31)
Currency translation differences	18
Gross value at December 31, 2019	1,583
Changes in scope of consolidation	15
Acquisitions and other increases	340
Disposals and other decreases	(121)
Currency translation differences	(85)
Transfers(a)	(21)
Gross value at December 31, 2020	1,711
Changes in scope of consolidation	93
Acquisitions and other increases(b)	963
Disposals and other decreases	(91)
Currency translation differences	76
Transfers(a)	(7)
Gross value at December 31, 2021	2,745
Accumulated depreciation & impairment at January 1, 2019	(8)
Depreciation and amortization expense	(282)
Disposals and other decreases	7
Accumulated depreciation & impairment at December 31, 2019	(283)
Depreciation and amortization expense	(299)
Disposals and other decreases	44
Currency translation differences	22
Transfers(a)	3
Accumulated depreciation & impairment at December 31, 2020	(513)
Depreciation and amortization expense	(315)
Disposals and other decreases	40
Currency translation differences	(15)
Transfers(a)	6
Accumulated depreciation & impairment at December 31, 2021	(797)
Carrying amount at December 31, 2019	1,300
Carrying amount at December 31, 2020	1,198
Carrying amount at December 31, 2021	1,948
(a) This line also includes the effect of the reclassification of assets to "Assets held for sale or exchange".
(b) In December 2018, Sanofi signed two leases on real estate assets in the United States (at Cambridge, Massachusetts) for an initial lease term of 15 years. The first lease, relating to office space, began in April 2021; Sanofi recognized a right-of-use asset of €320 million, as well as the lease liability. The second lease, relating to laboratory facilities, began on July 1, 2021; Sanofi recognized a right-of-use asset of €424 million, as well as the lease liability.